Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class A
Trading Symbol	DFMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com/. You can also request this information by contacting us at 1-877-332-0529.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$59	1.15%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 137,285,003
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$137,285,003
Number of Holdings	50
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of net assets)
Information Technology	28.8%
Financials	11.2%
Communication Services	11.1%
Health Care	10.9%
Consumer Discretionary	10.0%
Industrials	9.7%
Real Estate	4.6%
Consumer Staples	4.1%
Energy	2.9%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Alphabet, Inc.	5.2%
Microsoft Corp.	4.5%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.3%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.5%
Citigroup, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Meta Platforms, Inc.	2.6%
RTX Corp.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com/
Class I
Shareholder Report [Line Items]
Fund Name	Davidson Multi Cap Equity Fund
Class Name	Class I
Trading Symbol	DFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Davidson Multi Cap Equity Fund for the period of July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.davidsonmutualfunds.com/. You can also request this information by contacting us at 1-877-332-0529.
Additional Information Phone Number	1-877-332-0529
Additional Information Website	https://www.davidsonmutualfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.90%
[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 137,285,003
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$137,285,003
Number of Holdings	50
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of net assets)
Information Technology	28.8%
Financials	11.2%
Communication Services	11.1%
Health Care	10.9%
Consumer Discretionary	10.0%
Industrials	9.7%
Real Estate	4.6%
Consumer Staples	4.1%
Energy	2.9%
Cash & Other	6.7%

Top Holdings	(% of net assets)
Alphabet, Inc.	5.2%
Microsoft Corp.	4.5%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.3%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.5%
Citigroup, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Meta Platforms, Inc.	2.6%
RTX Corp.	2.4%

Updated Prospectus Web Address	https://www.davidsonmutualfunds.com/

[1]
*	Annualized

[2]
*	Annualized